                           ONE GROUP(R) MUTUAL FUNDS

                      SUPPLEMENT DATED APRIL 28, 2003 TO
              INVESTOR FUNDS PROSPECTUS - CLASS A, B AND C SHARES
                            DATED NOVEMBER 1, 2002

One Group Investor Conservative Growth Fund, One Group Investor Balanced Fund, One Group Investor Growth & Income Fund and One Group Investor Growth Fund (together, the "Investor Funds") invest in a variety of other One Group mutual funds. On May 23, 2003, One Group Market Neutral Fund ("Market Neutral Fund" or "Fund") will be included as a permissible investment for the Investor Funds. Each Investor Fund may invest between 0 - 10% of the Investor Fund's total holdings in the Market Neutral Fund.

The Investor Funds indirectly pay a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of each Investor Fund with those of the underlying funds including the Market Neutral Fund, the estimated average weighted expense ratios will increase by one basis point (except for those ratios designated by an asterisk which remain unchanged) as follows:

                  -------------------------------------------
                      ONE GROUP
                  INVESTOR FUND NAME  CLASS A CLASS B CLASS C
                  -------------------------------------------
                  Conservative Growth  1.20%   1.95%   1.95%
                  -------------------------------------------
                  Balanced             1.26%*  2.01%*  2.01%*
                  -------------------------------------------
                  Growth & Income      1.32%   2.07%   2.07%
                  -------------------------------------------
                  Growth               1.37%   2.12%   2.12%
                  -------------------------------------------

MARKET NEUTRAL FUND OBJECTIVE. The Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that Banc One Investment Advisors Corporation ("Banc One Investment Advisors") considers to be attractive and 'short selling' stocks that Banc One Investment Advisors considers to be unattractive. Banc One Investment Advisors considers a company's fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock.

The Market Neutral Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. Because the Market Neutral Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.

MARKET NEUTRAL FUND STRATEGY. The Market Neutral Fund's main investment strategy is to invest in common stocks considered to be attractive and short selling stocks considered to be unattractive. This strategy may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the Market Neutral Fund involves complex securities transactions that involve risks different than direct equity investments. As a result, the Fund is intended for investors who plan to invest for at least three years and are able and willing to assume the risks associated with this type of fund. The Fund's use of short sales may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such short sales.

MARKET NEUTRAL FUND ASSOCIATED RISKS. The Market Neutral Fund's strategy involves risks associated with short selling. In order to establish a short position in a security, the Market Neutral Fund must first borrow the security from a lender, such as a broker or other institution. The Market Neutral Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons. After short selling a borrowed security, the Market Neutral Fund is then obligated to 'cover' the short sale by purchasing and returning the security to the lender on a later date. There is risk that the Fund may not always be able to complete or 'close out' the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Market Neutral Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Market Neutral Fund replaces the security. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short-sellers of the same security want to close out their positions at the same time, a 'short squeeze' can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Market Neutral Fund will lose some or all of the potential profit from, or incur a loss on, the short sale.

As an underlying fund for each Investor Fund, the Market Neutral Fund may invest in a variety of securities including U. S. Treasury obligations, Treasury receipts, U. S. Government agency securities, certificates of deposit, time deposits, common stock, repurchase agreements, reverse repurchase agreements, investment company securities, real estate investment trusts, bankers' acceptances, commercial paper, foreign securities, restricted securities, variable and floating rate instruments, warrants, preferred stock and exchange traded funds.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE




TOG-F-125MS

                           ONE GROUP(R) MUTUAL FUNDS

                      SUPPLEMENT DATED APRIL 28, 2003 TO
                  INVESTOR FUNDS PROSPECTUS - CLASS I SHARES
                            DATED NOVEMBER 1, 2002

One Group Investor Conservative Growth Fund, One Group Investor Balanced Fund, One Group Investor Growth & Income Fund and One Group Investor Growth Fund (together, the "Investor Funds") invest in a variety of other One Group mutual funds. On May 23, 2003, One Group Market Neutral Fund ("Market Neutral Fund" or "Fund") will be included as a permissible investment for the Investor Funds. Each Investor Fund may invest between 0 - 10% of the Investor Fund's total holdings in the Market Neutral Fund.

The Investor Funds indirectly pay a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of each Investor Fund with those of the underlying funds including the Market Neutral Fund, the estimated average weighted expense ratios will increase by one basis point (except for those ratios designated by an asterisk which remain unchanged) as follows:

                              ONE GROUP
                          INVESTOR FUND NAME   CLASS I
                         -----------------------------
                           Conservative Growth  0.95%
                         -----------------------------
                           Balanced             1.01%*
                         -----------------------------
                           Growth & Income      1.07%*
                         -----------------------------
                           Growth               1.12%
                         -----------------------------

MARKET NEUTRAL FUND OBJECTIVE. The Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance. The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that Banc One Investment Advisors Corporation ("Banc One Investment Advisors") considers to be attractive and 'short selling' stocks that Banc One Investment Advisors considers to be unattractive. Banc One Investment Advisors considers a company's fundamentals and valuation in determining whether a stock is attractive or unattractive and whether to invest in or short-sell a stock.

The Market Neutral Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. Because the Market Neutral Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.

MARKET NEUTRAL FUND STRATEGY. The Market Neutral Fund's main investment strategy is to invest in common stocks considered to be attractive and short selling stocks considered to be unattractive. This strategy may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund's exposure todomestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the Market Neutral Fund involves complex securities transactions that involve risks different than direct equity investments. As a result, the Fund is intended for investors who plan to invest for at least three years and are able and willing to assume the risks associated with this type of fund. The Fund's use of short sales may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such short sales.

MARKET NEUTRAL FUND ASSOCIATED RISKS. The Market Neutral Fund's strategy involves risks associated with short selling. In order to establish a short position in a security, the Market Neutral Fund must first borrow the security from a lender, such as a broker or other institution. The Market Neutral Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons. After short selling a borrowed security, the Market Neutral Fund is then obligated to 'cover' the short sale by purchasing and returning the security to the lender on a later date. There is risk that the Fund may not always be able to complete or 'close out' the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Market Neutral Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Market Neutral Fund replaces the security. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short-sellers of the same security want to close out their positions at the same time, a 'short squeeze' can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Market Neutral Fund will lose some or all of the potential profit from, or incur a loss on, the short sale.

As an underlying fund for each Investor Fund, the Market Neutral Fund may invest in a variety of securities including U. S. Treasury obligations, Treasury receipts, U. S. Government agency securities, certificates of deposit, time deposits, common stock, repurchase agreements, reverse repurchase agreements, investment company securities, real estate investment trusts, bankers' acceptances, commercial paper, foreign securities, restricted securities, variable and floating rate instruments, warrants, preferred stock and exchange traded funds.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-I-125MS